CONVERTIBLE REDEEMABLE PREFERRED SHARES AND WARRANTS	12 Months Ended
Dec. 31, 2020
CONVERTIBLE REDEEMABLE PREFERRED SHARES AND WARRANTS
CONVERTIBLE REDEEMABLE PREFERRED SHARES AND WARRANTS

8. CONVERTIBLE REDEEMABLE PREFERRED SHARES AND WARRANTS

In November 2011, the Company issued convertible notes (“Series Pre‑A Convertible Notes”) to certain investors in the amount of 4,590,908. The notes carried a simple interest (non‑compounding) of 6% per annum as set out in the note purchase agreement. All outstanding principal balance and accrued but unpaid interest of the notes should be automatically converted into the convertible redeemable preferred shares of the Company at a price no more than US$1 per share.

In November 2014, the Company issued 5,473,957 Series A‑1 convertible redeemable preferred shares (“Series A‑1 Preferred Shares”) to certain investors upon conversion of the Company’s Series Pre‑A convertible notes at a conversion price of US$1 per share. Concurrently, the Company issued 2,370,414 Series A‑2 convertible redeemable preferred shares (“Series A‑2 Preferred Shares”) to certain investors at US$1.27 per share for a total consideration of US$3,000,000. Series A‑1 Preferred Shares and Series A‑2 Preferred Shares are collectively referred to as the Series A Preferred Shares.

From January through June 2016, the Company issued 7,494,537 Series B convertible redeemable preferred shares (“Series B Preferred Shares”) to certain investors at US$3.74 per share for a total consideration of US$27,999,995.

From February through May 2018, the Company issued 5,597,354 Series C‑1 convertible redeemable preferred shares (“Series C‑1 Preferred Shares”) to certain investors at US$8.93 per share for a total consideration of US$50,000,033. Concurrently, in February 2018, the Company also issued warrants to two Series C‑1 investors at nil consideration (“Series C‑1 Warrants”). The Series C‑1 Warrants allowed the holders to purchase Series C‑2 Preferred Shares (defined below) at the exercise price of US$10.21 per share for a total consideration of up to US$7,500,000. Series C‑1 Warrants were exercisable, in whole or in part, at any time from the warrant issuance date to the earlier of i) April 1, 2019, ii) a deemed liquidation event or iii) the closing of the Qualified IPO. Series C‑1 Warrants expired on April 1, 2019.

From June through November 2019, the Company issued 1,861,121 Series C‑2 convertible redeemable preferred shares (“Series C‑2 Preferred Shares”) to certain investors at US$10.21 per share for a total consideration of US$18,999,999.

In December 2019, the Company issued 4,452,441 Series C‑3 convertible redeemable preferred shares (“Series C‑3 Preferred Shares”) to a certain investor at US$11.23 per share for a total consideration of US$50,000,000.

Series C‑1 Preferred Shares, Series C‑2 Preferred Shares and Series C‑3 Preferred Shares are collectively referred to as the Series C Preferred Shares.

The key features of the Series A Preferred Shares, Series B Preferred Shares and Series C Preferred Shares (collectively the “Preferred Shares”) are as follows:

Dividends

Each holder of the Preferred Shares will be entitled to receive non‑cumulative dividends when declared by the Board of Directors prior and in preference to ordinary shareholders. The dividend should be paid at the rate of 6% of the original issue price per share per annum on each Preferred Shares in the sequence of Series C Preferred Shares and Preferred Shares other than the Series C Preferred Shares. After the preferential dividends relating to the Preferred Shares have been paid in full or declared and set apart in any fiscal year of the Company, any additional dividends out of funds or assets legally available therefore may be declared in that fiscal year for the Shares and, if such additional dividends are declared, the preferred shareholders shall be entitled to participate on an as converted‑basis pro‑rata in any dividends or distributions paid to the ordinary shareholders.

Voting

Each Preferred Share has voting rights equivalent to the number of ordinary shares to which it is convertible at the record date. The Preferred Shares shall vote separately as a class with respect to certain specified matters. Otherwise, the preferred shareholders and ordinary shareholders shall vote together as a single class.

Liquidation preference

In the event of any liquidation, dissolution or winding up of the Company, or the cessation of the business of the Company or of a substantial portion of the business of the Company, whether voluntary or involuntary, or any deemed liquidation event (unless waived by the preferred shareholders), the preferred shareholders shall be entitled to receive a per share amount equal to 100% of the original issue price of the respective series of the Preferred Shares, in the sequence of Series C Preferred Shares, Series B Preferred Shares and Series A Preferred Shares. After such liquidation amounts have been paid in full, the preferred shareholders are entitled to receive a simple interest accruing on each Preferred Share at 6% of its original issue price per annum from the date of issuance of such Preferred Share to the date of distribution of such amount, in the sequence of Series C Preferred Shares, Series B Preferred Shares and Series A Preferred Shares. After such interest amounts have been paid in full, any remaining funds or assets of the Company legally available for distribution to shareholders shall be distributed on a pro rata basis among the preferred shareholders, on an as‑converted basis, together with the ordinary shareholders.

Conversion

Each Preferred Share may be converted at any time into ordinary shares at the option of the preferred shareholders based on the then‑effective conversion price. The initial conversion ratio is 1:1, subject to adjustment in the event of share splits, share combinations, ordinary share dividends or distributions, other dividends, reorganizations, mergers, consolidations, reclassifications, exchanges, substitutions, or dilutive issuance.

All Preferred Shares are converted automatically into ordinary shares at the then effective applicable conversion price upon the earlier of a Qualified Public Offering (public offering of the Company’s shares with an offering price (exclusive of underwriting commissions and expenses) that reflects a market capitalization (immediately prior to the public offering) of not less than US$650,000,000 and with an aggregate proceeds of no less than US$75 million)or a date specified by written consent or agreement of the holders of at least 80% of the voting power of the then outstanding Preferred Shares.

Redemption

The Preferred Shares are redeemable upon request by the holders of the majority outstanding Preferred Shares if the Company fails to consummate a Qualified Public Offering or complete a deemed liquidation event on or before March 31, 2025 at the redemption price equal to the original issue price plus any declared but unpaid dividends.

Accounting for Preferred Shares

The Preferred Shares are classified as mezzanine equity in the consolidated balance sheets because they are contingently redeemable upon the occurrence of an event outside of the Company’s control (e.g. the Company not achieving a Qualified Public Offering or a deemed liquidation event before March 31, 2025 (“Target QIPO Date”)). The Preferred Shares were determined to be mezzanine equity with no embedded feature to be bifurcated and no beneficial conversion features to be recognized. The Preferred Shares are initially recorded at their respective issuance date fair value, net of issuance cost and fair value allocated to the detachable warrants. The Company did not incur material issuance cost for any Preferred Shares issued.

The Company concluded that the Preferred Shares are not currently redeemable, but are probable to become redeemable. The Company accreted changes in the redemption value over the period from the date of issuance to the earliest redemption date using the interest method. No accretion charge was recorded as the redemption value is fixed to original issue price for the years presented, except for Series C‑1 Preferred Shares issued with detachable warrants.

Modification of Preferred Shares

The Company made several amendments to the Preferred Shares, mainly including: 1) added redemption rights for Series A Preferred Shares upon the issuance of the Series B Preferred Shares; 2) extended the Target QIPO Date upon the issuance of the Series C‑1 Preferred Shares and the Series C‑3 Preferred Shares. These amendments are accounted for as modifications rather than extinguishments as the fair values of these Preferred Shares immediately after the amendments were not significantly different from their respective fair values immediately before the amendment. When Preferred Shares are modified and such modification results in value transfer between preferred shareholders and ordinary shareholders, the value transferred is treated as a deemed dividend to or deemed contribution from the preferred shareholders.

On February 2, 2018, the Target QIPO Date was extended from January 19, 2023 to February 2, 2025 (7th anniversary of Series C‑1 closing) upon issuance of Series C‑1 Preferred Shares. On the date of the modifications, the Company assessed the total fair value of preferred shares immediately before and after the change of the terms with the assistance from an independent third‑party appraiser. The combined change in fair value of Preferred Shares immediately before and after the modification was US$1,186,187. The increase in fair value of the ordinary shares of is US$1,186,187, in substance, a transfer of wealth mostly from the preferred shareholders to the ordinary shareholder, and therefore are recorded as deemed contribution from the Preferred Shareholders.

The Company’s Preferred Shares activities for the periods presented are summarized below:

Mezzanine equity	Series A‑1	Series A‑2	Series B	Series C‑1	Series C‑2	Series C‑3	Total
	US$	US$	US$	US$	US$	US$	US$
Balance as of December 31, 2017	5,473,957	3,000,000	27,999,995	—	—	—	36,473,952
Issuance of Series C‑1 Preferred Shares	—	—	—	48,258,313	—	—	48,258,313
Accretion of Series C‑1 Preferred Shares to redemption value	—	—	—	222,846	—	—	222,846
Balance as of December 31, 2018	5,473,957	3,000,000	27,999,995	48,481,159	—	—	84,955,111
Issuance of Series C‑2 Preferred Shares	—	—	—	—	18,999,999	—	18,999,999
Issuance of Series C‑3 Preferred Shares	—	—	—	—	—	50,000,000	50,000,000
Accretion of Series C‑1 Preferred Shares to redemption value	—	—	—	246,184	—	—	246,184
Balance as of December 31, 2019	5,473,957	3,000,000	27,999,995	48,727,343	18,999,999	50,000,000	154,201,294
Accretion of Series C‑1 Preferred Shares to redemption value	—	—	—	248,113	—	—	248,113
Balance as of December 31, 2020	5,473,957	3,000,000	27,999,995	48,975,456	18,999,999	50,000,000	154,449,407

The warrants are freestanding instruments and classified as liabilities in accordance with ASC 480. The warrants are initially recognized at fair value, with subsequent changes in fair value recorded currently in earnings. The Company recognized gains from the decrease in fair value of the warrants of US$534,305, US$1,207,415 and nil for the years ended December 31, 2018, 2019 and 2020, respectively.

The Company has measured the warrant liabilities at fair values on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2018. The Group used the Black‑Scholes option pricing model to estimate the fair value of warrant liabilities using the following assumptions:

For the year
ended
December 31,
2018
Risk‑free interest rate	1.92%, 2.37%
Exercise price	US$10.2089
Maturity date	01/04/2019
Estimated volatility rate	63.78%, 71.00%

The model requires the input of highly subjective assumptions including the risk‑free rate interest rate, maturity date, estimated volatility rate and fair value of underlying preferred shares. The risk‑free rate for periods within the contractual life is based on the US treasury strip bond with maturity similar to the maturity of the warrants as of valuation dates. For expected volatilities, the Company has made reference to the historical daily stock prices volatilities of ordinary shares of several comparable companies in the same industry as the Company. The estimated fair value of the preferred shares was determined with assistance from an independent third‑party valuation firm.

The significant unobservable inputs used in the fair value measurement of the warrant liabilities include risk‑free interest rate, interval between valuation date and maturity date, estimated volatility rate and fair value of underlying preferred shares. Significant decreases in interval between valuation date and maturity date, estimated volatility rate and fair value of underlying preferred shares would result in a significantly lower fair value measurement. Significant increases in risk‑free interest rate would result in a significantly lower fair value measurement.